Notes on the Consolidated Balance Sheets - Long-term debt (Details) - EUR (€)				6 Months Ended
	Jun. 29, 2018	Mar. 28, 2018	Mar. 15, 2018	Jun. 30, 2019
Disclosure of detailed information about borrowings [line items]
Amortizes term loan	€ 938,000
Lines of credit
Disclosure of detailed information about borrowings [line items]
Line of credit facility, additional maximum amount of borrowing capacity		€ 35,000,000
Lines of credit | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.50%
Lines of credit | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				3.00%
Term loan
Disclosure of detailed information about borrowings [line items]
Line of credit facility, outstanding amount				€ 11,160,000
Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, remaining borrowing capacity				10,000,000
Line of credit facility, outstanding amount				€ 0
Spark Networks and Silicon Valley Bank senior facilities agreement
Disclosure of detailed information about borrowings [line items]
Commitment fee				0.60%
Facility fee payable		€ 150,000
Spark Networks and Silicon Valley Bank senior facilities agreement | Lines of credit
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		4 years
Line of credit facility, maximum amount of borrowing capacity		€ 25,000,000
Spark Networks and Silicon Valley Bank senior facilities agreement | Term loan
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount of borrowing capacity		15,000,000
Applicable margin percentage				2.50%
Facility fee payable		90,000
Spark Networks and Silicon Valley Bank senior facilities agreement | Revolving credit facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum amount of borrowing capacity		10,000,000
Facility fee payable		€ 60,000
Spark Networks Services Gmbh
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 5,850,000
Termination loans fee			307,000
Interest costs incurred			€ 40,000
Spark Networks Services Gmbh | Type A loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			8.00%
Notional amount			€ 1,850,000
Percentage of repaid principal			2.00%
Spark Networks Services Gmbh | Type B loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.00%
Notional amount			€ 4,000,000
Percentage of repaid principal			6.75%